Financial risk management - Market risk management from trading positions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Shinhan financial group | Average
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	₩ 1,745,944	₩ 1,113,751
Shinhan financial group | Average | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk		485,531
Shinhan financial group | Average | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk		217,845
Shinhan financial group | Average | Foreign exchange risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk		334,543
Shinhan financial group | Average | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk		64,208
Shinhan financial group | Average | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk		11,624
Shinhan financial group | Average | Sensitivity risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,537,812
Shinhan financial group | Average | Sensitivity risk | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	269,253
Shinhan financial group | Average | Sensitivity risk | CSR-Non-Securitisations
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	445,372
Shinhan financial group | Average | Sensitivity risk | CSR-Securitisations (Non-CTP)
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	70,592
Shinhan financial group | Average | Sensitivity risk | CSR-Non-Securitisations (CTP)
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	363
Shinhan financial group | Average | Sensitivity risk | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	326,821
Shinhan financial group | Average | Sensitivity risk | Foreign exchange risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	423,765
Shinhan financial group | Average | Sensitivity risk | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,646
Shinhan financial group | Average | Default risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	200,478
Shinhan financial group | Average | Default risk | Non-Securitisations
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	37,808
Shinhan financial group | Average | Default risk | Securitisations (Excluding CTP)
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	162,599
Shinhan financial group | Average | Default risk | Securitisations (CTP)
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	71
Shinhan financial group | Average | Residual risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	7,654
Shinhan financial group | Maximum
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,829,827	1,230,381
Shinhan financial group | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk		526,936
Shinhan financial group | Maximum | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk		242,341
Shinhan financial group | Maximum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk		374,984
Shinhan financial group | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk		71,811
Shinhan financial group | Maximum | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk		14,309
Shinhan financial group | Maximum | Sensitivity risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,621,695
Shinhan financial group | Maximum | Sensitivity risk | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	284,978
Shinhan financial group | Maximum | Sensitivity risk | CSR-Non-Securitisations
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	482,311
Shinhan financial group | Maximum | Sensitivity risk | CSR-Securitisations (Non-CTP)
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	70,685
Shinhan financial group | Maximum | Sensitivity risk | CSR-Non-Securitisations (CTP)
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	376
Shinhan financial group | Maximum | Sensitivity risk | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	332,623
Shinhan financial group | Maximum | Sensitivity risk | Foreign exchange risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	449,030
Shinhan financial group | Maximum | Sensitivity risk | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,692
Shinhan financial group | Maximum | Default risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	200,478
Shinhan financial group | Maximum | Default risk | Non-Securitisations
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	37,808
Shinhan financial group | Maximum | Default risk | Securitisations (Excluding CTP)
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	162,599
Shinhan financial group | Maximum | Default risk | Securitisations (CTP)
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	71
Shinhan financial group | Maximum | Residual risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	7,654
Shinhan financial group | Minimum
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,662,057	990,328
Shinhan financial group | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk		447,425
Shinhan financial group | Minimum | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk		196,879
Shinhan financial group | Minimum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk		293,437
Shinhan financial group | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk		43,374
Shinhan financial group | Minimum | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk		9,213
Shinhan financial group | Minimum | Sensitivity risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,453,925
Shinhan financial group | Minimum | Sensitivity risk | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	253,527
Shinhan financial group | Minimum | Sensitivity risk | CSR-Non-Securitisations
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	408,432
Shinhan financial group | Minimum | Sensitivity risk | CSR-Securitisations (Non-CTP)
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	70,499
Shinhan financial group | Minimum | Sensitivity risk | CSR-Non-Securitisations (CTP)
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	349
Shinhan financial group | Minimum | Sensitivity risk | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	321,019
Shinhan financial group | Minimum | Sensitivity risk | Foreign exchange risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	398,499
Shinhan financial group | Minimum | Sensitivity risk | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,600
Shinhan financial group | Minimum | Default risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	200,478
Shinhan financial group | Minimum | Default risk | Non-Securitisations
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	37,808
Shinhan financial group | Minimum | Default risk | Securitisations (Excluding CTP)
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	162,599
Shinhan financial group | Minimum | Default risk | Securitisations (CTP)
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	71
Shinhan financial group | Minimum | Residual risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	7,654
Shinhan financial group | December 31
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,817,469	1,114,164
Shinhan financial group | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk		447,425
Shinhan financial group | December 31 | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk		242,341
Shinhan financial group | December 31 | Foreign exchange risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk		344,415
Shinhan financial group | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk		70,770
Shinhan financial group | December 31 | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk		9,213
Shinhan financial group | December 31 | Sensitivity risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,609,337
Shinhan financial group | December 31 | Sensitivity risk | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	276,940
Shinhan financial group | December 31 | Sensitivity risk | CSR-Non-Securitisations
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	480,494
Shinhan financial group | December 31 | Sensitivity risk | CSR-Securitisations (Non-CTP)
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	70,685
Shinhan financial group | December 31 | Sensitivity risk | CSR-Non-Securitisations (CTP)
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	376
Shinhan financial group | December 31 | Sensitivity risk | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	330,212
Shinhan financial group | December 31 | Sensitivity risk | Foreign exchange risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	449,030
Shinhan financial group | December 31 | Sensitivity risk | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,600
Shinhan financial group | December 31 | Default risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	200,478
Shinhan financial group | December 31 | Default risk | Non-Securitisations
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	37,808
Shinhan financial group | December 31 | Default risk | Securitisations (Excluding CTP)
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	162,599
Shinhan financial group | December 31 | Default risk | Securitisations (CTP)
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	71
Shinhan financial group | December 31 | Residual risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	7,654
Shinhan Bank | Average
Market risk management from trading positions [Line Items]
Value at risk	947,456	222,372
Shinhan Bank | Average | Interest rate
Market risk management from trading positions [Line Items]
Value at risk		44,719
Shinhan Bank | Average | Stock price
Market risk management from trading positions [Line Items]
Value at risk		20,303
Shinhan Bank | Average | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk		191,013
Shinhan Bank | Average | Option volatility
Market risk management from trading positions [Line Items]
Value at risk		84
Shinhan Bank | Average | Commodity
Market risk management from trading positions [Line Items]
Value at risk		13
Shinhan Bank | Average | Portfolio diversification effect
Market risk management from trading positions [Line Items]
Value at risk		(33,760)
Shinhan Bank | Average | Sensitivity risk
Market risk management from trading positions [Line Items]
Value at risk	780,069
Shinhan Bank | Average | Sensitivity risk | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	116,399
Shinhan Bank | Average | Sensitivity risk | CSR-Non-Securitisations
Market risk management from trading positions [Line Items]
Value at risk	154,644
Shinhan Bank | Average | Sensitivity risk | CSR-Securitisations (Non-CTP)
Market risk management from trading positions [Line Items]
Value at risk	28,170
Shinhan Bank | Average | Sensitivity risk | Stock price
Market risk management from trading positions [Line Items]
Value at risk	43,875
Shinhan Bank | Average | Sensitivity risk | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	438,405
Shinhan Bank | Average | Sensitivity risk | Commodity
Market risk management from trading positions [Line Items]
Value at risk	142
Shinhan Bank | Average | Default risk
Market risk management from trading positions [Line Items]
Value at risk	165,325
Shinhan Bank | Average | Default risk | Non-Securitisations
Market risk management from trading positions [Line Items]
Value at risk	105,604
Shinhan Bank | Average | Default risk | Securitisations (Excluding CTP)
Market risk management from trading positions [Line Items]
Value at risk	59,721
Shinhan Bank | Average | Residual risk
Market risk management from trading positions [Line Items]
Value at risk	2,063
Shinhan Bank | Maximum
Market risk management from trading positions [Line Items]
Value at risk	992,483	274,895
Shinhan Bank | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk		64,628
Shinhan Bank | Maximum | Stock price
Market risk management from trading positions [Line Items]
Value at risk		24,879
Shinhan Bank | Maximum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk		262,319
Shinhan Bank | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk		211
Shinhan Bank | Maximum | Commodity
Market risk management from trading positions [Line Items]
Value at risk		193
Shinhan Bank | Maximum | Portfolio diversification effect
Market risk management from trading positions [Line Items]
Value at risk		(77,335)
Shinhan Bank | Maximum | Sensitivity risk
Market risk management from trading positions [Line Items]
Value at risk	820,230
Shinhan Bank | Maximum | Sensitivity risk | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	155,797
Shinhan Bank | Maximum | Sensitivity risk | CSR-Non-Securitisations
Market risk management from trading positions [Line Items]
Value at risk	165,117
Shinhan Bank | Maximum | Sensitivity risk | CSR-Securitisations (Non-CTP)
Market risk management from trading positions [Line Items]
Value at risk	34,370
Shinhan Bank | Maximum | Sensitivity risk | Stock price
Market risk management from trading positions [Line Items]
Value at risk	47,598
Shinhan Bank | Maximum | Sensitivity risk | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	458,406
Shinhan Bank | Maximum | Sensitivity risk | Commodity
Market risk management from trading positions [Line Items]
Value at risk	292
Shinhan Bank | Maximum | Default risk
Market risk management from trading positions [Line Items]
Value at risk	175,923
Shinhan Bank | Maximum | Default risk | Non-Securitisations
Market risk management from trading positions [Line Items]
Value at risk	113,798
Shinhan Bank | Maximum | Default risk | Securitisations (Excluding CTP)
Market risk management from trading positions [Line Items]
Value at risk	64,795
Shinhan Bank | Maximum | Residual risk
Market risk management from trading positions [Line Items]
Value at risk	2,175
Shinhan Bank | Minimum
Market risk management from trading positions [Line Items]
Value at risk	898,320	188,678
Shinhan Bank | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk		24,322
Shinhan Bank | Minimum | Stock price
Market risk management from trading positions [Line Items]
Value at risk		13,443
Shinhan Bank | Minimum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk		161,760
Shinhan Bank | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk		25
Shinhan Bank | Minimum | Portfolio diversification effect
Market risk management from trading positions [Line Items]
Value at risk		(10,872)
Shinhan Bank | Minimum | Sensitivity risk
Market risk management from trading positions [Line Items]
Value at risk	750,291
Shinhan Bank | Minimum | Sensitivity risk | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	101,067
Shinhan Bank | Minimum | Sensitivity risk | CSR-Non-Securitisations
Market risk management from trading positions [Line Items]
Value at risk	142,492
Shinhan Bank | Minimum | Sensitivity risk | CSR-Securitisations (Non-CTP)
Market risk management from trading positions [Line Items]
Value at risk	21,625
Shinhan Bank | Minimum | Sensitivity risk | Stock price
Market risk management from trading positions [Line Items]
Value at risk	30,750
Shinhan Bank | Minimum | Sensitivity risk | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	423,287
Shinhan Bank | Minimum | Default risk
Market risk management from trading positions [Line Items]
Value at risk	146,003
Shinhan Bank | Minimum | Default risk | Non-Securitisations
Market risk management from trading positions [Line Items]
Value at risk	88,899
Shinhan Bank | Minimum | Default risk | Securitisations (Excluding CTP)
Market risk management from trading positions [Line Items]
Value at risk	55,054
Shinhan Bank | Minimum | Residual risk
Market risk management from trading positions [Line Items]
Value at risk	1,719
Shinhan Bank | December 31
Market risk management from trading positions [Line Items]
Value at risk	944,807	265,069
Shinhan Bank | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Value at risk		53,777
Shinhan Bank | December 31 | Stock price
Market risk management from trading positions [Line Items]
Value at risk		21,659
Shinhan Bank | December 31 | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk		252,453
Shinhan Bank | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Value at risk		110
Shinhan Bank | December 31 | Commodity
Market risk management from trading positions [Line Items]
Value at risk		27
Shinhan Bank | December 31 | Portfolio diversification effect
Market risk management from trading positions [Line Items]
Value at risk		(62,957)
Shinhan Bank | December 31 | Sensitivity risk
Market risk management from trading positions [Line Items]
Value at risk	775,844
Shinhan Bank | December 31 | Sensitivity risk | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	107,348
Shinhan Bank | December 31 | Sensitivity risk | CSR-Non-Securitisations
Market risk management from trading positions [Line Items]
Value at risk	153,034
Shinhan Bank | December 31 | Sensitivity risk | CSR-Securitisations (Non-CTP)
Market risk management from trading positions [Line Items]
Value at risk	26,187
Shinhan Bank | December 31 | Sensitivity risk | Stock price
Market risk management from trading positions [Line Items]
Value at risk	30,750
Shinhan Bank | December 31 | Sensitivity risk | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	458,406
Shinhan Bank | December 31 | Sensitivity risk | Commodity
Market risk management from trading positions [Line Items]
Value at risk	119
Shinhan Bank | December 31 | Default risk
Market risk management from trading positions [Line Items]
Value at risk	167,244
Shinhan Bank | December 31 | Default risk | Non-Securitisations
Market risk management from trading positions [Line Items]
Value at risk	107,695
Shinhan Bank | December 31 | Default risk | Securitisations (Excluding CTP)
Market risk management from trading positions [Line Items]
Value at risk	59,549
Shinhan Bank | December 31 | Residual risk
Market risk management from trading positions [Line Items]
Value at risk	1,719
Shinhan Card | Average | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	2,476	1,784
Shinhan Card | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	4,352	2,401
Shinhan Card | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	800	1,650
Shinhan Card | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	4,352	1,801
Shinhan Securities | Average
Market risk management from trading positions [Line Items]
Value at risk	79,449	103,192
Shinhan Securities | Average | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	52,524	30,003
Shinhan Securities | Average | Stock price
Market risk management from trading positions [Line Items]
Value at risk	47,759	36,100
Shinhan Securities | Average | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	67,406	31,709
Shinhan Securities | Average | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	27,236	70,021
Shinhan Securities | Maximum
Market risk management from trading positions [Line Items]
Value at risk	107,852	127,669
Shinhan Securities | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	77,443	44,131
Shinhan Securities | Maximum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	71,681	63,956
Shinhan Securities | Maximum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	127,191	63,480
Shinhan Securities | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	49,114	103,928
Shinhan Securities | Minimum
Market risk management from trading positions [Line Items]
Value at risk	31,857	76,822
Shinhan Securities | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	22,515	17,123
Shinhan Securities | Minimum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	13,483	14,507
Shinhan Securities | Minimum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	39,262	13,452
Shinhan Securities | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	10,166	40,806
Shinhan Securities | December 31
Market risk management from trading positions [Line Items]
Value at risk	35,426	97,037
Shinhan Securities | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	32,186	39,578
Shinhan Securities | December 31 | Stock price
Market risk management from trading positions [Line Items]
Value at risk	20,384	25,762
Shinhan Securities | December 31 | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	52,150	63,480
Shinhan Securities | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	12,418	43,102
Shinhan Securities | December 31 | Portfolio diversification effect
Market risk management from trading positions [Line Items]
Value at risk	(81,712)	(74,885)
Shinhan Life Insurance | Average
Market risk management from trading positions [Line Items]
Value at risk	77,576	28,652
Shinhan Life Insurance | Average | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	3,052	3,412
Shinhan Life Insurance | Average | Stock price
Market risk management from trading positions [Line Items]
Value at risk	8,623	9,441
Shinhan Life Insurance | Average | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	64,946	15,620
Shinhan Life Insurance | Average | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	955	179
Shinhan Life Insurance | Maximum
Market risk management from trading positions [Line Items]
Value at risk	98,877	46,747
Shinhan Life Insurance | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	7,594	6,756
Shinhan Life Insurance | Maximum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	10,798	11,034
Shinhan Life Insurance | Maximum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	78,793	28,463
Shinhan Life Insurance | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	1,692	494
Shinhan Life Insurance | Minimum
Market risk management from trading positions [Line Items]
Value at risk	61,094	11,940
Shinhan Life Insurance | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	1,796	1,253
Shinhan Life Insurance | Minimum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	7,183	6,206
Shinhan Life Insurance | Minimum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	51,695	4,470
Shinhan Life Insurance | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	420	11
Shinhan Life Insurance | December 31
Market risk management from trading positions [Line Items]
Value at risk	62,945	41,877
Shinhan Life Insurance | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	1,796	3,415
Shinhan Life Insurance | December 31 | Stock price
Market risk management from trading positions [Line Items]
Value at risk	7,522	9,505
Shinhan Life Insurance | December 31 | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	52,394	28,463
Shinhan Life Insurance | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	₩ 1,233	₩ 494